Intangible Assets	12 Months Ended
May 31, 2012
Intangible Assets
8.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Costs:
Intangible assets with indefinite lives:
Trademark	1,756	257
Intangible assets with finite lives:
Trademark	310	315
Courseware	57	49
Student base	3,045	—
License	422	415

	5,590	1,036

Accumulated amortization:
Trademark	(85)	(118)
Courseware	(55)	(49)
Student base	(457)	—
License	(17)	(36)

	(614)	(203)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	1,756	257
Intangible assets with finite lives:
Trademark	225	197
Courseware	2	—
Student base	2,588	—
License	405	379

	4,976	833

In connection to the deconsolidation of Newave during the year ended May 31, 2012, an indefinite life trademark, courseware, student base and license intangible assets with net balances of US$1,527, US$2, US$2,630 and US$5, respectively, were deconsolidated.

Amortization expenses for the intangible assets for the years ended May 31, 2010, 2011 and 2012 were US$79, US$529 and US$52, respectively. As of May 31, 2012, the Group expects to record amortization expenses related to intangible assets US$52 for each of the next five years and US$316 thereafter.